QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)

18.    QUARTERLY RESULTS (UNAUDITED)

In the opinion of the Company’s management, the accompanying unaudited interim consolidated financial statements contain all adjustments which are necessary for a fair presentation of the quarters presented. The operating results for any quarter are not necessarily indicative of the results of any future quarter.

	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
	(In thousands)
Revenue	$232,922	$248,017	$243,877	$248,885
Gross profit	49,296	55,322	49,183	53,400
Income from operations	20,226	25,535	18,293	22,782
Net income (loss)	(1,263)	2,519	(364)	3,870
Net income (loss) attributable to Bright Horizons Family Solutions Inc	(1,263)	2,519	(456)	3,959
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	16,995	17,608	18,253	18,712
Class A	(18,564)	(15,406)	(19,030)	(15,083)
Earnings (loss) per share:
Class L—basic and diluted	$12.90	$13.37	$13.86	$14.20
Class A—basic and diluted	$(3.09)	$(2.56)	$(3.16)	$(2.51)

	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
	(In thousands)
Revenue	$258,122	$271,463	$267,927	$273,426
Gross profit	58,020	64,553	60,092	63,105
Income from operations	26,104	16,061	25,355	27,944
Net income (loss)	3,590	(1,914)	2,606	4,227
Net income (loss) attributable to Bright Horizons Family Solutions Inc	3,509	(1,967)	2,446	4,174
Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	18,513	19,590	20,298	20,810
Class A	(15,070)	(25,482)	(18,521)	(17,412)
Earnings (loss) per share:
Class L—basic and diluted	$13.99	$14.76	$15.30	$15.68
Class A—basic and diluted	$(2.49)	$(4.20)	$(3.06)	$(2.87)